Ropes & Gray
                               One Franklin Square
                                1301 K Street, NW
                                 Suite 800 East
                              Washington, DC 20005

                   WRITER'S DIRECT DIAL NUMBER: (202) 626-3967

                                December 4, 2002


VIA EDGAR

Filing Desk

Securities and Exchange Commission
Judiciary Plaza

450 Fifth Street, NW
Washington, DC 20549

         Re:   Fifth Third Funds (Registration Nos. 33-24848 and 811-05669)
               ------------------------------------------------------------

Dear Sir or Madam:

         Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 46 filed on November 27, 2002 and effective on November 30, 2002 pursuant to Rule 485(b). The text of Post-Effective Amendment No. 46 was filed electronically.

                       Sincerely,

                       FIFTH THIRD FUNDS
                       Registrant

                       *  /s/ Jeffrey C. Cusick
                        ----------------------------
                              Jeffrey C. Cusick
                              President

                       *By:  /s/ Alyssa Albertelli
                           -------------------------
                                 Alyssa Albertelli, as Attorney-in-fact
                                 pursuant to power of attorney filed previously